Financial income, financial expenses and foreign exchange losses - Schedule of Detailed Information About Financial Income Financial Expenses And Exchange Gains Or Losses (Details) - EUR (€)
€ in Thousands
	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Financial income
Securities	€ 8,652	€ 8,154		€ 17,845
Hedging operations	2,968	241		661
Interest on financial other assets	2,707	1,226		1,881
Interest on financial receivables/loans	187	501		583
Derivative financial instruments	6,767	1,022		2,760
Other financial income	1,209	1,706		1,484
Total financial income	37,282	13,320	[1]	45,889	[1]
Financial expenses
Options - Changes in fair value	0	(11,426)		(13,391)
Hedging operations	(6,736)	(11,701)		(7,044)
Interest and financial charges for lease liabilities	(17,030)	(9,882)		(8,982)
Warrants - Changes in fair value	(22,909)	(1,171)		(4,137)
Securities	(4,412)	(13,426)		(3,902)
Interest on bank loans and overdrafts	(13,361)	(4,785)		(2,845)
Interest expenses on interest rate swaps	(300)	(1,356)		(2,076)
Other financial expenses	(3,373)	(599)		(1,446)
Total financial expenses	(68,121)	(54,346)	[1]	(43,823)	[1]
Foreign exchange losses	(5,262)	(7,869)	[1]	(7,791)	[1]
Options
Financial income
Changes in fair value	€ 14,792	€ 470		€ 20,675

[1]
(*) Starting with the year ended December 31, 2023, the Group presents the consolidated statement of profit and loss by function, which is most representative of the way the Chief Operating Decision Maker and management view the business, and therefore it provides reliable and more relevant information and is consistent with international practice. In order to conform to this new presentation, the information for the year ended December 31, 2022 and 2021 have been reclassified compared to what was previously presented by the Group.